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March 4, 2022 VIA EDGAR Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

Re:	AMG Funds I (Registration Nos. 033-44909 and 811-06520)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 117 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 28, 2022 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG FQ Global Risk-Balanced Fund, dated March 1, 2022;

(ii)	Prospectus for AMG Frontier Small Cap Growth Fund and AMG GW&K Core Bond ESG Fund, dated March 1, 2022;

(iii)

Prospectus for AMG River Road Large Cap Value Select Fund (formerly AMG FQ Long-Short Equity Fund), AMG Veritas China Fund (formerly AMG Managers Emerging Opportunities Fund) and AMG Veritas Global Focus Fund (formerly AMG FQ Tax-Managed U.S. Equity Fund), dated March 1, 2022;

(iv)	Statement of Additional Information for AMG FQ Global Risk-Balanced Fund, dated March 1, 2022;

(v)	Statement of Additional Information for AMG Frontier Small Cap Growth Fund and AMG GW&K Core Bond ESG Fund, dated March 1, 2022; and

(vi)	Statement of Additional Information for AMG River Road Large Cap Value Select Fund, AMG Veritas China Fund and AMG Veritas Global Focus Fund, dated March 1, 2022.

Securities and Exchange Commission	- 2 -	March 4, 2022

If you have any questions concerning this filing, please call me at (617) 235-4975.

Sincerely,

/s/ Renee E. Laws

Renee E. Laws